PRUDENTIAL MONEYMART ASSETS, INC.
                              Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077


                                 March 7, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Prudential MoneyMart Assets, Inc.
         1933 Act File No.: 2-55301
         1940 Act File No.: 811-2619

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 28, 2000.

     If you have any questions concerning this filing, please contact Robert C. Rosselot at (973) 367-3028.

                                             Very truly yours,




                                             /s/ ROBERT C. ROSSELOT
                                             ------------------------------
                                                 Robert C. Rosselot
                                                 Secretary